Revenue from Contracts with Customers - Disaggregation of Revenue (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues from Customers		$ 14,044		$ 8,447
Revenue from Other than Customers		(662)
Total		13,382	$ 11,908	7,869
Oil sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		9,206
Natural-gas sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		1,005	1,348	1,564
Natural-gas liquids sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		1,271	$ 1,069	921
Gathering, processing, and marketing sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers	[1]	2,434
Revenue from Other than Customers	[2]	(846)
Gains (losses) on divestitures, net [Member]
Disaggregation of Revenue [Line Items]
Revenue from Other than Customers		20
Other, net [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		128
Revenue from Other than Customers		164
Operating Segments [Member] | Exploration and Production [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		11,515		7,152
Revenue from Other than Customers		(14)
Total		11,501
Operating Segments [Member] | Exploration and Production [Member] | Oil sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		9,206
Operating Segments [Member] | Exploration and Production [Member] | Natural-gas sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		1,005
Operating Segments [Member] | Exploration and Production [Member] | Natural-gas liquids sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		1,271
Operating Segments [Member] | Exploration and Production [Member] | Gathering, processing, and marketing sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers	[1]	3
Revenue from Other than Customers	[2]	0
Operating Segments [Member] | Exploration and Production [Member] | Gains (losses) on divestitures, net [Member]
Disaggregation of Revenue [Line Items]
Revenue from Other than Customers		20
Operating Segments [Member] | Exploration and Production [Member] | Other, net [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		30
Revenue from Other than Customers		(34)
Operating Segments [Member] | WES Midstream [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		2,305		1,146
Revenue from Other than Customers		206
Total		2,511
Operating Segments [Member] | WES Midstream [Member] | Oil sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Operating Segments [Member] | WES Midstream [Member] | Natural-gas sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Operating Segments [Member] | WES Midstream [Member] | Natural-gas liquids sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Operating Segments [Member] | WES Midstream [Member] | Gathering, processing, and marketing sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers	[1]	2,305
Revenue from Other than Customers	[2]	(5)
Operating Segments [Member] | WES Midstream [Member] | Gains (losses) on divestitures, net [Member]
Disaggregation of Revenue [Line Items]
Revenue from Other than Customers		0
Operating Segments [Member] | WES Midstream [Member] | Other, net [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Revenue from Other than Customers		211
Other [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		224		$ 149
Revenue from Other than Customers		(854)
Total		(630)
Other [Member] | Oil sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Other [Member] | Natural-gas sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Other [Member] | Natural-gas liquids sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		0
Other [Member] | Gathering, processing, and marketing sales [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers	[1]	126
Revenue from Other than Customers	[2]	(841)
Intercompany eliminations		(772)
Third-party marketing revenue		957
Other [Member] | Gains (losses) on divestitures, net [Member]
Disaggregation of Revenue [Line Items]
Revenue from Other than Customers		0
Other [Member] | Other, net [Member]
Disaggregation of Revenue [Line Items]
Revenues from Customers		98
Revenue from Other than Customers		$ (13)

[1]	The amount in Other and Intersegment Eliminations primarily represents sales of third-party natural gas and NGLs of $957 million and intersegment eliminations of $(772) million for the year ended December 31, 2018.
[2]	The amount in Other and Intersegment Eliminations primarily represents purchases of third-party natural gas and NGLs. Although these purchases are reported net in gathering, processing, and marketing sales in the Company’s Consolidated Statements of Income, they are shown separately on this table as the purchases are not considered revenue from customers.